Trade receivables and other current assets - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Trade receivables	€ 2,977	€ 905
Prepaid expenses	3,195	2,560
Decrease in other receivables	(1,459)	(4,375)	€ (4,215)
Payments to suppliers for goods and services	700	1,100
Research tax credit	3,300	3,900
Janssen
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Trade receivables	2,100
Supplier
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Decrease in other receivables	300
Master Service Agreement | Janssen
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Trade receivables		500
2023 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit	3,400
2023 Tax Year | Nanobiotix S.A.
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit		3,762
Research tax credit	3,000
2023 Tax Year | Curadigm SAS
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit		177
Research tax credit	400
2022 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit		4,000
2022 Tax Year | Nanobiotix S.A.
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit		3,800
2022 Tax Year | Curadigm SAS
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit		200
Third Party Services
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Prepaid expenses	1,100
Clinical Products
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Prepaid expenses	600
Technology Transfer and Technical | Janssen
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Trade receivables	700
Intellectual Property Services | Janssen
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Trade receivables	100
LianBio, NBTXR3
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Trade receivables		300
MD Anderson Cancer Center, NBTXR3
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Prepaid expenses	€ 1,200	€ 1,200